UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.0%
	Automobiles & Components - 0.7%
38,282	Tesla Motors, Inc.*	$	9,509,249

	Banks - 2.3%
952,902	Bank of America Corp.		14,846,213
168,270	PNC Financial Services Group, Inc.		15,009,684

			29,855,897

	Capital Goods - 6.7%
315,566	AerCap Holdings N.V.*		12,067,244
276,515	AMETEK, Inc.		14,467,265
232,306	Danaher Corp.		19,794,794
223,989	DigitalGlobe, Inc.*		4,260,271
332,077	Fortune Brands Home & Security, Inc.		15,763,695
1,458,400	Lithium Technology Corp.*(1)(2)		7,817,024
306,386	Textron, Inc.		11,532,369

			85,702,662

	Commercial & Professional Services - 2.7%
18,785	Klarna Holding AB(1)(2)		1,944,926
396,066	Nielsen Holdings plc		17,613,055
105,426	Stericycle, Inc.*		14,686,896

			34,244,877

	Consumer Durables & Apparel - 3.8%
652,839	Burberry Group plc		13,532,464
181,623	Harman International Industries, Inc.		17,433,992
3,695,930	Samsonite International S.A.		12,077,842
36,330	Whirlpool Corp.		5,349,956

			48,394,254

	Consumer Services - 5.0%
23,222	Chipotle Mexican Grill, Inc.*		16,725,645
587,050	Diamond Resorts International, Inc.*		13,731,099
464,286	Hilton Worldwide Holdings, Inc.		10,650,721
52,170	Panera Bread Co. Class A*		10,090,200
177,292	Wyndham Worldwide Corp.		12,747,295

			63,944,960

	Diversified Financials - 2.6%
666,786	Double Eagle Acquisition Corp.*		6,761,210
989,957	LendingClub Corp. PIPE*		13,097,131
203,457	Northern Trust Corp.		13,867,629

			33,725,970

	Energy - 1.9%
69,080	Concho Resources, Inc.*		6,790,564
101,600	Diamondback Energy, Inc.*		6,563,360
86,659	Pioneer Natural Resources Co.		10,541,201

			23,895,125

	Food, Beverage & Tobacco - 4.6%
615,965	Mondelez International, Inc. Class A		25,790,455
113,543	Monster Beverage Corp.*		15,344,201
1,151,104	Nomad Foods Ltd.*		18,129,888

			59,264,544

	Health Care Equipment & Services - 8.7%
98,210	athenahealth, Inc.*		13,096,303
158,242	Becton Dickinson and Co.		20,992,384
940,532	Boston Scientific Corp.*		15,434,130
436,880	Cerner Corp.*		26,195,325
69,020	DexCom, Inc.*		5,926,057
69,617	Envision Healthcare Holdings, Inc.*		2,561,209
318,253	Hologic, Inc.*		12,453,240

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

32,115	Intuitive Surgical, Inc.*	$	14,759,412

			111,418,060

	Household & Personal Products - 1.2%
190,129	Estee Lauder Cos., Inc. Class A		15,339,608

	Insurance - 1.0%
235,828	American International Group, Inc.		13,399,747

	Materials - 1.1%
1,130,517	Platform Specialty Products Corp.*		14,301,040

	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
72,801	Allergan plc*		19,788,040
242,581	AstraZeneca plc		15,384,139
794,863	Bristol-Myers Squibb Co.		47,055,890
236,600	Eisai Co., Ltd.		13,959,765
44,127	Illumina, Inc.*		7,758,409
37,274	Incyte Corp.*		4,112,440
277,462	Merck & Co., Inc.		13,703,848
529,861	Mylan N.V.*		21,332,204
118,423	Novartis AG		10,884,476
22,369	Regeneron Pharmaceuticals, Inc.*		10,404,717

			164,383,928

	Real Estate - 2.8%
238,766	American Tower Corp. REIT		21,006,633
450,200	CBRE Group, Inc. Class A*		14,406,400
29,318	WeWork Companies, Inc. Class A(1)(2)		867,830

			36,280,863

	Retailing - 7.1%
69,342	Advance Auto Parts, Inc.		13,142,389
109,724	Amazon.com, Inc.*		56,166,618
43,732	Honest Co.(1)(2)		1,800,862
41,578	JAND, Inc. Class A(1)(2)		429,782
15,710	Priceline Group, Inc.*		19,431,071

			90,970,722

	Semiconductors & Semiconductor Equipment - 1.2%
172,134	NXP Semiconductors N.V.*		14,987,707

	Software & Services - 19.0%
193,079	Akamai Technologies, Inc.*		13,334,036
175,901	Alibaba Group Holding Ltd. ADR*		10,372,882
186,006	Apigee Corp. PIPE(1)(2)		1,939,469
137,546	CoStar Group, Inc.*		23,803,711
426,751	Facebook, Inc. Class A*		38,364,915
53,240	Google, Inc. Class A*		33,986,819
52,198	Google, Inc. Class C*		31,758,307
226,947	Mobileye N.V.*		10,321,550
219,513	ServiceNow, Inc.*		15,245,178
210,162	SS&C Technologies Holdings, Inc.		14,719,746
1,107,900	Tencent Holdings Ltd.		18,675,416
246,926	Workday, Inc. Class A*		17,003,324
170,160	Zillow Group, Inc. Class A*		4,888,697
357,437	Zillow Group, Inc. Class C*		9,650,799

			244,064,849

	Technology Hardware & Equipment - 5.8%
410,209	Apple, Inc.		45,246,053
189,599	Arista Networks, Inc.*		11,601,563
419,554	CDW Corp. of Delaware		17,142,976

			73,990,592

	Total Common Stocks (cost $1,161,503,468)		1,167,674,654

Preferred Stocks - 7.7%
	Consumer Services - 0.5%
874,073	Draftkings, Inc.(1)(2)		6,030,114

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

	Health Care Equipment & Services - 0.2%
156,820	ConforMIS, Inc.(1)(2)		$2,692,134

	Real Estate - 0.8%
879,569	Redfin Corp. Series G(1)(2)		2,610,499
145,709	WeWork Companies, Inc. Class D-1(1)(2)		4,313,074
114,486	WeWork Companies, Inc. Class D-2(1)(2)		3,388,855

			10,312,428

	Retailing - 1.0%
160,575	Forward Ventures, Inc.(1)(2)		6,418,022
92,843	JAND, Inc. Series D(1)(2)		959,697
94,537	Tory Burch LLC*(1)(2)		5,410,347

			12,788,066

	Software & Services - 4.6%
535,139	Birst, Inc. Series F(1)(2)		2,813,119
1,871,878	Essence Group Holdings Corp.(1)(2)		3,032,442
50,806	General Assembly Space, Inc.(1)(2)		2,241,500
287,204	Lookout, Inc. Series F(1)(2)		2,289,016
366,944	MarkLogic Corp. Series F(1)(2)		4,311,592
227,914	Nutanix, Inc.(1)(2)		4,102,452
97,758	Pinterest, Inc. Series G(1)(2)		3,158,162
759,876	Uber Technologies, Inc.(1)(2)		27,108,348
210,735	Veracode, Inc.(1)(2)		5,582,370
1,160,072	Zuora, Inc. Series F(1)(2)		3,966,716

			58,605,717

	Technology Hardware & Equipment - 0.3%
268,363	Pure Storage, Inc.*(1)(2)		4,567,538

	Telecommunication Services - 0.3%
7,944	DocuSign, Inc. Series B(1)(2)		147,441
2,379	DocuSign, Inc. Series B-1(1)(2)		44,154
5,708	DocuSign, Inc. Series D(1)(2)		105,940
147,634	DocuSign, Inc. Series E(1)(2)		2,740,087
25,098	DocuSign, Inc. Series F(1)(2)		465,819

			3,503,441

	Total Preferred Stocks (cost $74,408,090)		98,499,438

Convertible Preferred Stocks - 0.3%
	Retailing - 0.3%
102,040	Honest Co. Series C (1)(2)		4,201,956

	Total Convertible Preferred Stocks (cost $2,760,927)		4,201,956

	Total Long-Term Investments (cost $1,238,672,485)		1,270,376,048

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
2,813,479	Federated Prime Obligations Fund		2,813,479

	Total Short-Term Investments (cost $2,813,479)		2,813,479

	Total Investments (cost $1,241,485,964)^	99.2%	$1,273,189,527
	Other Assets and Liabilities	0.8%	9,856,315

	Total Net Assets	100.0%	$1,283,045,842

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
	Unrealized Appreciation	$111,313,208
	Unrealized Depreciation	(79,609,645)

	Net Unrealized Appreciation	$31,703,563

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
07/2015	186,006	Apigee Corp.	$3,968,864
03/2015	535,139	Birst, Inc. Series F Preferred	3,125,693
08/2014	156,820	ConforMIS, Inc. Preferred	2,509,120
02/2014	7,944	DocuSign, Inc. Series B Preferred	104,324
02/2014	2,379	DocuSign, Inc. Series B-1 Preferred	31,242
02/2014	5,708	DocuSign, Inc. Series D Preferred	74,960
02/2014	147,634	DocuSign, Inc. Series E Preferred	1,938,789
04/2015	25,098	DocuSign, Inc. Series F Preferred	479,198
12/2014	874,073	Draftkings, Inc. Preferred	1,574,452
05/2014	1,871,878	Essence Group Holdings Corp. Preferred	2,960,001
11/2014	160,575	Forward Ventures, Inc. Preferred	4,998,894
07/2015	50,806	General Assembly Space, Inc. Preferred	2,490,556
08/2014	43,732	Honest Co.	1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred	2,760,927
04/2015	41,578	JAND, Inc.	477,536
04/2015	92,843	JAND, Inc. Series D Preferred	1,066,330
08/2015	18,785	Klarna Holding AB	2,060,349
08/2014	1,458,400	Lithium Technology Corp.	7,108,241
07/2014	287,204	Lookout, Inc. Series F Preferred	3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred	4,261,761
08/2014	227,914	Nutanix, Inc. Preferred	3,053,250
03/2015	97,758	Pinterest, Inc. Series G Preferred	3,509,068
04/2014	268,363	Pure Storage, Inc. Preferred	4,220,250
12/2014	879,569	Redfin Corp. Series G Preferred	2,900,554
11/2013	94,537	Tory Burch LLC Preferred	7,409,472
06/2014	759,876	Uber Technologies, Inc. Preferred	11,787,994
08/2014	210,735	Veracode, Inc. Preferred	3,891,411
12/2014	29,318	WeWork Companies, Inc.	488,179
12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred	2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred	1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred	4,407,462

			$92,455,456

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

At September 30, 2015, the aggregate value of these securities were $117,501,287, which represents 9.2% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of these securities was $117,501,287, which represents 9.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Fair Valuation Summary The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$9,509,249	$9,509,249	$—	$—
Banks	29,855,897	29,855,897	—	—
Capital Goods	85,702,662	77,885,638	—	7,817,024
Commercial & Professional Services	34,244,877	32,299,951	—	1,944,926
Consumer Durables & Apparel	48,394,254	22,783,948	25,610,306	—
Consumer Services	63,944,960	63,944,960	—	—
Diversified Financials	33,725,970	33,725,970	—	—
Energy	23,895,125	23,895,125	—	—
Food, Beverage & Tobacco	59,264,544	59,264,544	—	—
Health Care Equipment & Services	111,418,060	111,418,060	—	—
Household & Personal Products	15,339,608	15,339,608	—	—
Insurance	13,399,747	13,399,747	—	—
Materials	14,301,040	14,301,040	—	—
Pharmaceuticals, Biotechnology & Life Sciences	164,383,928	124,155,548	40,228,380	—
Real Estate	36,280,863	35,413,033	—	867,830
Retailing	90,970,722	88,740,078	—	2,230,644
Semiconductors & Semiconductor Equipment	14,987,707	14,987,707	—	—
Software & Services	244,064,849	223,449,964	18,675,416	1,939,469
Technology Hardware & Equipment	73,990,592	73,990,592	—	—
Preferred Stocks	98,499,438	—	—	98,499,438
Convertible Preferred Stocks	4,201,956	—	—	4,201,956
Short-Term Investments	2,813,479	2,813,479	—	—

Total	$1,273,189,527	$1,071,174,138	$84,514,102	$117,501,287

(1) For the nine-month period ended September 30, 2015, investments valued at $5,358,579 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$8,387,640	$77,828,628	$2,785,692	$89,001,960
Purchases	7,690,020	18,156,802	-	25,846,822
Sales	-	(13,865,021)	-	(13,865,021)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	3,267,872	-	3,267,872
Net change in unrealized appreciation/depreciation	(1,277,767)	13,111,157	1,416,264	13,249,654
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	-	-	-	-
Ending balance	$14,799,893	$98,499,438	$4,201,956	$117,501,287

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $16,250,348.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).
Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.1%
	Automobiles & Components - 1.6%
7,510	Cooper Tire & Rubber Co.	$	296,720
24,241	Goodyear Tire & Rubber Co.		710,989
10,164	Thor Industries, Inc.		526,495

			1,534,204

	Banks - 6.6%
23,200	Banc of California, Inc.		284,664
12,700	Banco Latinoamericano de Comercio Exterior S.A. ADR		294,005
8,463	Berkshire Hills Bancorp, Inc.		233,071
14,800	Central Pacific Financial Corp.		310,356
18,400	Customers Bancorp, Inc.*		472,880
21,600	Fidelity Southern Corp.		456,624
45,763	Fifth Third Bancorp		865,378
38,263	First BanCorp*		136,216
16,500	Flagstar Bancorp, Inc.*		339,240
15,349	HomeStreet, Inc.*		354,562
21,500	Huntington Bancshares, Inc.		227,900
30,509	KeyCorp		396,922
2,600	LendingTree, Inc.*		241,878
7,903	MainSource Financial Group, Inc.		160,905
33,100	MGIC Investment Corp.*		306,506
26,198	Popular, Inc.		791,966
21,840	Walker & Dunlop, Inc.*		569,587

			6,442,660

	Capital Goods - 7.4%
17,100	Aerojet Rocketdyne Holdings, Inc.*		276,678
13,376	AGCO Corp.		623,723
4,200	Alamo Group, Inc.		196,350
9,300	American Woodmark Corp.*		603,291
10,500	Argan, Inc.		364,140
3,237	Astronics Corp.*		130,872
7,900	AZZ, Inc.		384,651
9,600	Continental Building Products, Inc.*		197,184
9,600	Douglas Dynamics, Inc.		190,656
5,540	Dycom Industries, Inc.*		400,874
6,400	Encore Wire Corp.		209,088
16,617	General Cable Corp.		197,742
3,800	Huntington Ingalls Industries, Inc.		407,170
4,300	Hyster-Yale Materials Handling, Inc.		248,669
27,871	KBR, Inc.		464,331
11,200	LB Foster Co. Class A		137,536
8,651	Lydall, Inc.*		246,467
48,800	Meritor, Inc.*		518,744
9,993	Spirit Aerosystems Holdings, Inc. Class A*		483,062
17,387	Taser International, Inc.*		382,949
17,000	Timken Co.		467,330
4,100	Triumph Group, Inc.		172,528

			7,304,035

	Commercial & Professional Services - 4.0%
6,100	CEB, Inc.		416,874
7,700	Deluxe Corp.		429,198
6,100	Essendant, Inc.		197,823
5,400	Insperity, Inc.		237,222
15,100	Interface, Inc.		338,844
19,500	Kimball International, Inc. Class B		184,470
8,300	Korn/Ferry International		274,481
3,574	Multi-Color Corp.		273,375
24,100	Pitney Bowes, Inc.		478,385
12,100	Quad/Graphics, Inc.		146,410
25,700	R.R. Donnelley & Sons Co.		374,192
19,100	RPX Corp.*		262,052

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

3,400	UniFirst Corp.	$363,154

		3,976,480

	Consumer Durables & Apparel - 3.5%
7,200	Bassett Furniture Industries, Inc.	200,520
5,497	Carter’s, Inc.	498,248
5,097	CSS Industries, Inc.	134,255
8,887	Helen of Troy Ltd.*	793,609
9,500	lululemon athletica, Inc.*	481,175
23,600	Nautilus, Inc.*	354,000
4,697	Polaris Industries, Inc.	563,029
1,284	Skechers USA, Inc. Class A*	172,159
4,000	Sturm Ruger & Co., Inc.	234,760

		3,431,755

	Consumer Services - 3.6%
8,500	American Public Education, Inc.*	199,325
14,328	Apollo Education Group, Inc.*	158,468
16,600	Brinker International, Inc.	874,322
4,984	Capella Education Co.	246,807
10,420	Domino’s Pizza, Inc.	1,124,422
5,521	Grand Canyon Education, Inc.*	209,743
5,708	International Speedway Corp. Class A	181,058
4,700	Marriott Vacations Worldwide Corp.	320,258
7,900	Pinnacle Entertainment, Inc.*	267,336

		3,581,739

	Diversified Financials - 2.5%
108,941	Apollo Investment Corp.	596,997
18,700	Arlington Asset Investment Corp. Class A	262,735
23,195	Ezcorp, Inc. Class A*	143,113
5,800	HFF, Inc. Class A	195,808
11,090	Nelnet, Inc. Class A	383,825
23,100	Solar Capital Ltd.	365,442
26,255	Wisdomtree Investments, Inc.	423,493
3,100	World Acceptance Corp.*	83,204

		2,454,617

	Energy - 3.8%
6,500	CVR Energy, Inc.	266,825
16,008	Frank’s International N.V.	245,403
107,087	Frontline Ltd.*	288,064
17,800	Nordic American Tankers Ltd.	270,560
6,548	Oceaneering International, Inc.	257,205
15,343	Oil States International, Inc.*	400,913
33,661	Pioneer Energy Services Corp.*	70,688
9,173	QEP Resources, Inc.	114,938
2,400	REX American Resources Corp.*	121,488
31,110	Superior Energy Services, Inc.	392,919
15,050	Valero Energy Corp.	904,505
8,173	Western Refining, Inc.	360,593

		3,694,101

	Food & Staples Retailing - 0.2%
7,986	Fresh Market, Inc.*	180,404

	Food, Beverage & Tobacco - 1.1%
31,200	Pilgrim’s Pride Corp.	648,336
2,928	Sanderson Farms, Inc.	200,773
4,900	Universal Corp.	242,893

		1,092,002

	Health Care Equipment & Services - 3.1%
4,140	ABIOMED, Inc.*	384,026
12,400	Centene Corp.*	672,452
5,796	Cyberonics, Inc.*	352,281
7,200	Ensign Group, Inc.	306,936
18,700	InVivo Therapeutics Holdings Corp.*	161,194
2,900	Molina Healthcare, Inc.*	199,665

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

3,938	Orthofix International N.V.*	$132,908
44,212	Quality Systems, Inc.	551,766
17,400	Rockwell Medical, Inc.*	134,154
10,537	Triple-S Management Corp., Class B*	187,664

		3,083,046

	Household & Personal Products - 0.9%
5,600	Herbalife Ltd.*	305,200
3,937	Medifast, Inc.*	105,748
3,500	Usana Health Sciences, Inc.*	469,105

		880,053

	Insurance - 5.1%
9,688	Ambac Financial Group, Inc.*	140,185
5,900	AmTrust Financial Services, Inc.	371,582
7,400	Assurant, Inc.	584,674
8,898	Assured Guaranty Ltd.	222,450
18,000	Endurance Specialty Holdings Ltd.	1,098,540
5,594	Everest Re Group Ltd.	969,664
3,900	FBL Financial Group Class A	239,928
10,636	Fidelity & Guaranty Life	261,008
18,400	Greenlight Capital Re Ltd. Class A*	409,952
3,290	Reinsurance Group of America, Inc.	298,041
8,342	Third Point Reinsurance Ltd.*	112,200
7,500	Validus Holdings Ltd.	338,025

		5,046,249

	Materials - 4.4%
7,232	Berry Plastics Group, Inc.*	217,466
9,696	Clearwater Paper Corp.*	458,039
11,800	Domtar Corp.	421,850
10,180	Innospec, Inc.	473,472
4,000	Kaiser Aluminum Corp.	321,000
32,700	Rayonier Advanced Materials, Inc.	200,124
4,900	Reliance Steel & Aluminum Co.	264,649
30,600	Resolute Forest Products, Inc.*	254,286
6,100	Schweitzer-Mauduit International, Inc.	209,718
20,809	Sealed Air Corp.	975,526
10,700	Steel Dynamics, Inc.	183,826
7,881	Stepan Co.	327,928

		4,307,884

	Media - 0.6%
7,700	Scholastic Corp.	299,992
20,100	World Wrestling Entertainment, Inc. Class A	339,690

		639,682

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
31,800	Affymetrix, Inc.*	271,572
9,500	Anacor Pharmaceuticals, Inc.*	1,118,245
5,600	Bio-Rad Laboratories, Inc. Class A*	752,136
9,200	Cambrex Corp.*	365,056
61,891	Geron Corp.*	170,819
10,100	Infinity Pharmaceuticals, Inc.*	85,345
8,684	Insys Therapeutics, Inc.*	247,147
6,500	Lannett Co., Inc.*	269,880
15,280	Luminex Corp.*	258,385
6,192	Medivation, Inc.*	263,160
27,000	Merrimack Pharmaceuticals, Inc.*	229,770
1,400	Mettler-Toledo International, Inc.*	398,636
2,630	NewLink Genetics Corp.*	94,259
25,371	OPKO Health, Inc.*	213,370
98,244	PDL Biopharma, Inc.	494,167
11,123	Quintiles Transnational Holdings, Inc.*	773,827
24,900	Sciclone Pharmaceuticals, Inc.*	172,806
16,200	Sucampo Pharmaceuticals, Inc. Class A*	321,894
10,600	Supernus Pharmaceuticals, Inc.*	148,718

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

6,800	United Therapeutics Corp.*	$892,432

		7,541,624

	Real Estate - 12.1%
14,900	AG Mortgage Investment Trust, Inc. REIT	226,778
34,920	American Capital Mortgage Investment Corp. REIT	514,721
14,129	Apollo Commercial Real Estate Finance, Inc. REIT	221,967
55,800	Brandywine Realty Trust REIT	687,456
12,700	Brixmor Property Group, Inc. REIT	298,196
64,200	Capstead Mortgage Corp. REIT	634,938
13,976	CBL & Associates Properties, Inc. REIT	192,170
71,900	Chambers Street Properties REIT	466,631
29,375	Hatteras Financial Corp. REIT	445,031
8,100	Hospitality Properties Trust REIT	207,198
6,260	Jones Lang LaSalle, Inc.	900,000
26,900	Ladder Capital Corp. REIT	385,208
62,710	Mack-Cali Realty Corp. REIT	1,183,965
7,900	Marcus & Millichap, Inc.*	363,321
28,370	MFA Financial, Inc. REIT	193,200
20,050	New Residential Investment Corp. REIT	262,655
31,160	New York Mortgage Trust, Inc. REIT	171,068
26,200	Pennsylvania REIT	519,546
11,316	PennyMac Mortgage Investment Trust REIT	175,059
79,200	Piedmont Office Realty Trust, Inc. Class A, REIT	1,416,888
5,000	QTS Realty Trust, Inc. Class A, REIT	218,450
12,700	Redwood Trust, Inc. REIT	175,768
25,025	Resource Capital Corp. REIT	279,529
26,297	Select Income REIT	499,906
14,600	Starwood Property Trust, Inc. REIT	299,592
14,500	Starwood Waypoint Residential Trust REIT	345,535
47,300	Two Harbors Investment Corp. REIT	417,186
16,400	Western Asset Mortgage Capital Corp. REIT	206,804

		11,908,766

	Retailing - 5.8%
21,824	American Eagle Outfitters, Inc.	341,109
9,600	Big Lots, Inc.	460,032
12,100	Buckle, Inc.	447,337
10,000	Cato Corp. Class A	340,300
19,630	Chico’s FAS, Inc.	308,780
6,600	Dillard’s, Inc. Class A	576,774
13,690	Foot Locker, Inc.	985,269
18,500	Francescas Holding Corp.*	226,255
4,981	Hibbett Sports, Inc.*	174,385
25,374	Nutrisystem, Inc.	672,919
5,000	Outerwall, Inc.	284,650
24,900	Overstock.com, Inc.*	427,284
14,200	Select Comfort Corp.*	310,696
924	Ulta Salon Cosmetics & Fragrance, Inc.*	150,935

		5,706,725

	Semiconductors & Semiconductor Equipment - 2.2%
9,200	Advanced Energy Industries, Inc.*	241,960
4,700	Ambarella, Inc.*	271,613
15,600	Integrated Device Technology, Inc.*	316,680
13,400	Skyworks Solutions, Inc.	1,128,414
6,000	Tessera Technologies, Inc.	194,460

		2,153,127

	Software & Services - 10.3%
14,460	Amdocs Ltd.	822,485
17,530	Aspen Technology, Inc.*	664,562
18,300	AVG Technologies N.V.*	398,025
3,914	Barracuda Networks, Inc.*	60,980
5,500	BroadSoft, Inc.*	164,780
6,476	Cardtronics, Inc.*	211,765
25,600	Convergys Corp.	591,616

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

1,090	DST Systems, Inc.	$114,603
4,600	Ellie Mae, Inc.*	306,222
3,572	ePlus, Inc.*	282,438
2,900	Factset Research Systems, Inc.	463,449
9,800	Fleetmatics Group Ltd.*	481,082
7,300	Gigamon, Inc.*	146,073
3,919	Global Sources Ltd.*	32,567
5,936	Imperva, Inc.*	388,689
13,512	Infoblox, Inc.*	215,922
8,800	Logmein, Inc.*	599,808
3,700	Luxoft Holding, Inc.*	234,173
9,642	Manhattan Associates, Inc.*	600,696
7,200	MAXIMUS, Inc.	428,832
35,903	Mentor Graphics Corp.	884,291
6,368	Paycom Software, Inc.*	228,675
12,470	Rackspace Hosting, Inc.*	307,760
13,913	Synopsys, Inc.*	642,502
1,450	Tableau Software, Inc. Class A*	115,681
6,238	Verint Systems, Inc.*	269,170
9,000	Web.com Group, Inc.*	189,720
16,500	Wix.com Ltd.*	287,430

		10,133,996

	Technology Hardware & Equipment - 4.3%
13,489	Alliance Fiber Optic Products, Inc.	230,527
11,900	Avnet, Inc.	507,892
17,000	AVX Corp.	222,530
64,735	Brocade Communications Systems, Inc.	671,949
12,100	Ciena Corp.*	250,712
11,400	Infinera Corp.*	222,984
2,073	InterDigital, Inc.	104,894
15,300	Lexmark International, Inc. Class A	443,394
4,701	Palo Alto Networks, Inc.*	808,572
12,308	Sanmina Corp.*	263,022
4,050	Tech Data Corp.*	277,425
6,200	Universal Display Corp.*	210,180

		4,214,081

	Telecommunication Services - 0.9%
18,100	Inteliquent, Inc.	404,173
17,796	Telephone & Data Systems, Inc.	444,188

		848,361

	Transportation - 2.3%
18,779	Alaska Air Group, Inc.	1,491,991
10,900	Covenant Transportation Group, Inc. Class A*	195,873
11,005	JetBlue Airways Corp.*	283,599
7,600	Matson, Inc.	292,524

		2,263,987

	Utilities - 5.1%
58,048	Atlantic Power Corp.	107,969
5,700	Black Hills Corp.	235,638
40,300	Great Plains Energy, Inc.	1,088,906
4,241	IDACORP, Inc.	274,435
23,000	New Jersey Resources Corp.	690,690
7,447	ONE Gas, Inc.	337,573
13,700	Pinnacle West Capital Corp.	878,718
35,911	Westar Energy, Inc.	1,380,419

		4,994,348

	Total Common Stocks (cost $94,127,794)	97,413,926

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

	Total Long-Term Investments (cost $94,127,794)			97,413,926

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
592	Federated Prime Money Market		$	592
718,511	Federated Prime Obligations Fund			718,511

	Total Short-Term Investments (cost $719,103)			719,103

	Total Investments (cost $94,846,897)^	99.8%	$	98,133,029
	Other Assets and Liabilities	0.2%		174,505

	Total Net Assets	100.0%	$	98,307,534

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
	Unrealized Appreciation	$	13,908,169
	Unrealized Depreciation		(10,622,037)

	Net Unrealized Appreciation	$	3,286,132

*	Non-income producing.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Fair Valuation Summary The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$1,534,204	$1,534,204	$—	$—
Banks	6,442,660	6,442,660	—	—
Capital Goods	7,304,035	7,304,035	—	—
Commercial & Professional Services	3,976,480	3,976,480	—	—
Consumer Durables & Apparel	3,431,755	3,431,755	—	—
Consumer Services	3,581,739	3,581,739	—	—
Diversified Financials	2,454,617	2,454,617	—	—
Energy	3,694,101	3,694,101	—	—
Food & Staples Retailing	180,404	180,404	—	—
Food, Beverage & Tobacco	1,092,002	1,092,002	—	—
Health Care Equipment & Services	3,083,046	3,083,046	—	—
Household & Personal Products	880,053	880,053	—	—
Insurance	5,046,249	5,046,249	—	—
Materials	4,307,884	4,307,884	—	—
Media	639,682	639,682	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,541,624	7,541,624	—	—
Real Estate	11,908,766	11,908,766	—	—
Retailing	5,706,725	5,706,725	—	—
Semiconductors & Semiconductor Equipment	2,153,127	2,153,127	—	—
Software & Services	10,133,996	10,133,996	—	—
Technology Hardware & Equipment	4,214,081	4,214,081	—	—
Telecommunication Services	848,361	848,361	—	—
Transportation	2,263,987	2,263,987	—	—
Utilities	4,994,348	4,994,348	—	—
Short-Term Investments	719,103	719,103	—	—

Total	$98,133,029	$98,133,029	$—	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford SmallCap Growth HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Automobiles & Components - 0.8%
34,230	American Axle & Manufacturing Holdings, Inc.*	$682,546
22,877	Cooper Tire & Rubber Co.	903,871
127,278	Tenneco Automotive, Inc.*	5,698,236

		7,284,653

	Banks - 3.3%
277,313	EverBank Financial Corp.	5,352,141
59,947	FCB Financial Holdings, Inc. Class A*	1,955,471
227,257	First Merchants Corp.	5,958,679
114,513	Flushing Financial Corp.	2,292,550
118,285	Great Western Bancorp, Inc.	3,000,890
13,638	HomeStreet, Inc.*	315,038
447,560	MGIC Investment Corp.*	4,144,406
86,081	Sandy Spring Bancorp, Inc.	2,253,601
19,200	Walker & Dunlop, Inc.*	500,736
50,168	Wintrust Financial Corp.	2,680,476

		28,453,988

	Capital Goods - 7.1%
180,080	AAON, Inc.	3,489,950
16,000	Aegion Corp.*	263,680
52,391	Aerojet Rocketdyne Holdings, Inc.*	847,686
156,088	Altra Industrial Motion Corp.	3,608,755
4,483	American Woodmark Corp.*	290,812
17,100	Argan, Inc.	593,028
107,282	Astronics Corp.*	4,337,411
122,383	AZZ, Inc.	5,958,828
12,626	Comfort Systems USA, Inc.	344,185
22,000	Continental Building Products, Inc.*	451,880
15,400	Cubic Corp.	645,876
11,800	Douglas Dynamics, Inc.	234,348
9,758	Dycom Industries, Inc.*	706,089
14,639	Encore Wire Corp.	478,256
38,769	Esterline Technologies Corp.*	2,787,104
162,895	Generac Holdings, Inc.*	4,901,511
20,900	General Cable Corp.	248,710
18,149	Global Brass & Copper Holdings, Inc.	372,236
117,190	Heico Corp. Class A	5,321,598
20,400	Hyster-Yale Materials Handling, Inc.	1,179,732
61,486	Lennox International, Inc.	6,968,208
12,500	Lydall, Inc.*	356,125
90,118	Meritor, Inc.*	957,954
61,989	Moog, Inc. Class A*	3,351,745
9,284	Patrick Industries, Inc.*	366,625
44,763	Taser International, Inc.*	985,905
57,312	Teledyne Technologies, Inc.*	5,175,274
82,342	Toro Co.	5,808,405
29,500	Wabash National Corp.*	312,405

		61,344,321

	Commercial & Professional Services - 3.7%
8,046	Brink’s Co.	217,322
20,325	CEB, Inc.	1,389,011
109,302	Deluxe Corp.	6,092,494
155,374	Exponent, Inc.	6,923,465
132,554	GP Strategies Corp.*	3,024,882
15,800	HNI Corp.	677,820
13,903	Insperity, Inc.	610,759
33,200	Interface, Inc.	745,008
10,383	Korn/Ferry International	343,366
6,003	Multi-Color Corp.	459,169
145,961	On Assignment, Inc.*	5,385,961
49,418	RPX Corp.*	678,015

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

20,119	TriNet Group, Inc.*	$337,999
7,569	UniFirst Corp.	808,445
86,456	WageWorks, Inc.*	3,897,437

		31,591,153

	Consumer Durables & Apparel - 4.6%
102,383	Arctic Cat, Inc.	2,270,855
109,993	G-III Apparel Group Ltd.*	6,782,168
12,904	Helen of Troy Ltd.*	1,152,327
307,187	Kate Spade & Co.*	5,870,344
11,600	Movado Group, Inc.	299,628
38,719	Nautilus, Inc.*	580,785
64,007	Oxford Industries, Inc.	4,728,837
1,610	Polaris Industries, Inc.	192,991
4,735	Skechers USA, Inc. Class A*	634,869
42,837	Smith & Wesson Holding Corp.*	722,660
198,257	Steven Madden Ltd.*	7,260,171
14,300	Sturm Ruger & Co., Inc.	839,267
151,490	Taylor Morrison Home Corp. Class A*	2,826,804
295,823	Vince Holding Corp.*	1,014,673
92,463	Vista Outdoor, Inc.*	4,108,131
11,744	Wolverine World Wide, Inc.	254,140

		39,538,650

	Consumer Services - 5.2%
13,300	American Public Education, Inc.*	311,885
14,700	BJ’s Restaurants, Inc.*	632,541
412,560	Bloomin’ Brands, Inc.	7,500,341
30,811	Boyd Gaming Corp.*	502,219
105,780	Brinker International, Inc.	5,571,433
29,033	Buffalo Wild Wings, Inc.*	5,615,853
12,230	Capella Education Co.	605,630
264,240	Del Frisco’s Restaurant Group, Inc.*	3,670,294
15,140	Domino’s Pizza, Inc.	1,633,757
33,777	Grand Canyon Education, Inc.*	1,283,188
368,668	La Quinta Holdings, Inc.*	5,817,581
78,888	Marriott Vacations Worldwide Corp.	5,375,428
29,614	Penn National Gaming, Inc.*	496,923
46,900	Pinnacle Entertainment, Inc.*	1,587,096
13,789	Strayer Education, Inc.*	757,981
15,400	Texas Roadhouse, Inc.	572,880
43,371	Weight Watchers International, Inc.*	276,707
123,540	Wingstop, Inc.*	2,962,489

		45,174,226

	Diversified Financials - 1.7%
68,300	Cowen Group, Inc. Class A*	311,448
89,783	Evercore Partners, Inc. Class A	4,510,698
123,917	HFF, Inc. Class A	4,183,438
12,000	INTL. FCStone, Inc.*	296,280
15,500	Investment Technology Group, Inc.	206,770
40,317	MarketAxess Holdings, Inc.	3,744,643
78,144	Wisdomtree Investments, Inc.	1,260,463
7,400	World Acceptance Corp.*	198,616

		14,712,356

	Energy - 1.5%
53,472	Alon USA Energy, Inc.	966,239
14,300	CVR Energy, Inc.	587,015
109,222	Forum Energy Technologies, Inc.*	1,333,601
190,130	Hornbeck Offshore Services, Inc.*	2,572,459
91,900	ION Geophysical Corp.*	35,841
11,737	Matrix Service Co.*	263,730
48,858	Pioneer Energy Services Corp.*	102,602
14,415	REX American Resources Corp.*	729,687
236,669	RSP Permian, Inc.*	4,792,547

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

31,551	Western Refining, Inc.	$1,392,030

		12,775,751

	Food & Staples Retailing - 2.3%
87,734	Casey’s General Stores, Inc.	9,029,583
22,612	Fresh Market, Inc.*	510,805
225,386	Natural Grocers by Vitamin Cottage, Inc.*	5,114,008
71,919	PriceSmart, Inc.	5,562,216

		20,216,612

	Food, Beverage & Tobacco - 1.9%
22,400	Cal-Maine Foods, Inc.	1,223,264
39,200	Pilgrim’s Pride Corp.	814,576
93,363	Post Holdings, Inc.*	5,517,753
13,700	Sanderson Farms, Inc.	939,409
97,785	TreeHouse Foods, Inc.*	7,606,695

		16,101,697

	Health Care Equipment & Services - 10.7%
17,797	ABIOMED, Inc.*	1,650,850
67,715	Acadia Healthcare Co., Inc.*	4,487,473
10,700	Amedisys, Inc.*	406,279
115,060	Anika Therapeutics, Inc.*	3,662,360
13,744	Atrion Corp.	5,153,450
27,422	Centene Corp.*	1,487,095
85,147	Cyberonics, Inc.*	5,175,235
112,940	Cynosure, Inc. Class A*	3,392,718
60,617	DexCom, Inc.*	5,204,576
21,564	Ensign Group, Inc.	919,273
322,042	Globus Medical, Inc. Class A*	6,653,388
16,266	HealthEquity, Inc.*	480,660
200,740	HealthSouth Corp.	7,702,394
33,229	HeartWare International, Inc.*	1,738,209
64,119	ICU Medical, Inc.*	7,021,030
38,530	InVivo Therapeutics Holdings Corp.*	332,129
20,900	Magellan Health, Inc.*	1,158,487
19,398	Medidata Solutions, Inc.*	816,850
15,700	Meridian Bioscience, Inc.	268,470
33,723	Molina Healthcare, Inc.*	2,321,828
5,900	Natus Medical, Inc.*	232,755
154,126	Omnicell, Inc.*	4,793,319
17,590	Orthofix International N.V.*	593,662
115,860	Quality Systems, Inc.	1,445,933
50,831	Rockwell Medical, Inc.*	391,907
117,535	Team Health Holdings, Inc.*	6,350,416
40,370	Teladoc, Inc.*	899,847
40,671	Triple-S Management Corp., Class B*	724,350
109,407	U.S. Physical Therapy, Inc.	4,911,280
170,765	Vascular Solutions, Inc.*	5,534,494
67,058	WellCare Health Plans, Inc.*	5,779,058

		91,689,775

	Household & Personal Products - 0.2%
11,600	Medifast, Inc.*	311,576
8,900	Natural Health Trends Corp.	290,852
5,700	Usana Health Sciences, Inc.*	763,971

		1,366,399

	Insurance - 1.7%
22,800	Ambac Financial Group, Inc.*	329,916
129,195	AMERISAFE, Inc.	6,424,867
9,300	Federated National Holding Co.	223,386
45,876	Greenlight Capital Re Ltd. Class A*	1,022,117
8,647	HCI Group, Inc.	335,244
16,418	Heritage Insurance Holdings, Inc.*	323,927
134,641	James River Group Holdings Ltd.	3,620,497
81,800	Maiden Holdings Ltd.	1,135,384
19,046	United Insurance Holdings Corp.	250,455

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

31,000	Universal Insurance Holdings, Inc.	$915,740

		14,581,533

	Materials - 3.9%
15,712	Berry Plastics Group, Inc.*	472,460
168,292	Boise Cascade Co.*	4,244,324
20,090	Clearwater Paper Corp.*	949,052
490,736	Graphic Packaging Holding Co.	6,276,514
364,875	Headwaters, Inc.*	6,859,650
6,500	Innospec, Inc.	302,315
451,744	OMNOVA Solutions, Inc.*	2,502,662
176,804	PolyOne Corp.	5,187,429
27,093	Schweitzer-Mauduit International, Inc.	931,457
95,021	Silgan Holdings, Inc.	4,944,893
19,717	Stepan Co.	820,424

		33,491,180

	Media - 0.1%
39,400	McClatchy Co. Class A*	38,218
40,657	World Wrestling Entertainment, Inc. Class A	687,103

		725,321

	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
346,776	Achillion Pharmaceuticals, Inc.*	2,396,222
94,575	Acorda Therapeutics, Inc.*	2,507,183
160,959	Aerie Pharmaceuticals, Inc.*	2,855,413
82,615	Affymetrix, Inc.*	705,532
39,179	Agios Pharmaceuticals, Inc.*	2,765,646
62,221	Alkermes plc*	3,650,506
248,510	Amicus Therapeutics, Inc.*	3,476,655
90,138	Anacor Pharmaceuticals, Inc.*	10,610,144
50,650	Anthera Pharmaceuticals, Inc.*	308,458
280,300	Aratana Therapeutics, Inc.*	2,371,338
120,371	ARIAD Pharmaceuticals, Inc.*	702,967
230,778	Array BioPharma, Inc.*	1,052,348
305,647	BioCryst Pharmaceuticals, Inc.*	3,484,376
463,060	BioDelivery Sciences International, Inc.*	2,574,614
9,600	BioSpecifics Technologies Corp.*	417,984
25,400	Cambrex Corp.*	1,007,872
118,604	Cepheid*	5,360,901
18,140	Dyax Corp.*	346,293
10,900	Eagle Pharmaceuticals, Inc.*	806,927
61,500	Emergent Biosolutions, Inc.*	1,752,135
160,474	Five Prime Therapeutics, Inc.*	2,469,695
136,970	Flexion Therapeutics, Inc.*	2,035,374
222,200	Geron Corp.*	613,272
114,085	GlycoMimetics, Inc.*	638,876
52,091	Halozyme Therapeutics, Inc.*	699,582
8,907	INC Research Holdings, Inc. Class A*	356,280
105,263	Infinity Pharmaceuticals, Inc.*	889,472
33,460	Insys Therapeutics, Inc.*	952,272
156,971	Intersect ENT, Inc.*	3,673,121
90,829	Ironwood Pharmaceuticals, Inc.*	946,438
7,724	Kite Pharma, Inc.*	430,072
15,100	Lannett Co., Inc.*	626,952
10,215	Ligand Pharmaceuticals, Inc.*	874,915
45,144	Luminex Corp.*	763,385
137,637	Medicines Co.*	5,224,701
161,616	Merrimack Pharmaceuticals, Inc.*	1,375,352
42,800	MiMedx Group, Inc.*	413,020
11,200	Myriad Genetics, Inc.*	419,776
20,255	NewLink Genetics Corp.*	725,939
64,932	Northwest Biotherapeutics, Inc.*	405,825
467,303	Novavax, Inc.*	3,303,832
79,547	Ophthotech Corp.*	3,223,244
229,607	Orexigen Therapeutics, Inc.*	484,471
144,058	Otonomy, Inc.*	2,565,673

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

123,156	PAREXEL International Corp.*	$7,625,819
306,475	PDL Biopharma, Inc.	1,541,569
18,300	Pfenex, Inc.*	274,683
124,677	Portola Pharmaceuticals, Inc.*	5,313,734
36,100	Progenics Pharmaceuticals, Inc.*	206,492
71,748	PTC Therapeutics, Inc.*	1,915,672
25,399	Puma Biotechnology, Inc.*	1,914,069
180,046	Relypsa, Inc.*	3,332,651
151,830	Sciclone Pharmaceuticals, Inc.*	1,053,700
48,200	Sucampo Pharmaceuticals, Inc. Class A*	957,734
35,754	Supernus Pharmaceuticals, Inc.*	501,629
96,964	TESARO, Inc.*	3,888,256
46,667	Ultragenyx Pharmaceutical, Inc.*	4,494,499
305,101	XenoPort, Inc.*	1,058,700
110,040	Zafgen, Inc.*	3,515,778

		120,860,038

	Real Estate - 1.7%
11,300	Altisource Portfolio Solutions S.A.*	269,392
90,381	Apollo Residential Mortgage, Inc. REIT	1,144,223
58,065	CareTrust, Inc. REIT	659,038
116,759	Coresite Realty Corp. REIT	6,006,083
17,438	Marcus & Millichap, Inc.*	801,974
12,960	Omega Healthcare Investors, Inc. REIT	455,544
18,663	QTS Realty Trust, Inc. Class A, REIT	815,386
32,767	Sabra Healthcare, Inc. REIT	759,539
297,617	Sunstone Hotel Investors, Inc. REIT	3,937,473

		14,848,652

	Retailing - 5.9%
41,700	1-800-Flowers.com, Inc. Class A*	379,470
86,100	American Eagle Outfitters, Inc.	1,345,743
8,900	Big Lots, Inc.	426,488
44,221	Buckle, Inc.	1,634,850
30,689	Build-A-Bear Workshop, Inc.*	579,715
161,645	Burlington Stores, Inc.*	8,250,361
38,925	Cato Corp. Class A	1,324,618
74,527	Chico’s FAS, Inc.	1,172,310
101,901	Core-Mark Holding Co., Inc.	6,669,421
220,382	DSW, Inc. Class A	5,577,868
38,400	Express, Inc.*	686,208
187,288	Five Below, Inc.*	6,289,131
74,400	Francescas Holding Corp.*	909,912
18,586	Hibbett Sports, Inc.*	650,696
115,130	HSN, Inc.	6,590,041
65,862	Nutrisystem, Inc.	1,746,660
19,400	Outerwall, Inc.	1,104,442
26,063	Overstock.com, Inc.*	447,241
182,198	Party City Holdco, Inc.*	2,909,702
35,900	PetMed Express, Inc.	577,990
45,600	Select Comfort Corp.*	997,728
27,711	Tile Shop Holdings, Inc.*	331,978

		50,602,573

	Semiconductors & Semiconductor Equipment - 2.0%
15,200	Advanced Energy Industries, Inc.*	399,760
21,273	Ambarella, Inc.*	1,229,367
52,970	Amkor Technology, Inc.*	237,835
237,478	Integrated Device Technology, Inc.*	4,820,803
106,550	Kulicke & Soffa Industries, Inc.*	978,129
133,165	MKS Instruments, Inc.	4,465,023
106,382	SunEdison Semiconductor Ltd.*	1,121,266
153,808	SunPower Corp.*	3,082,312
22,400	Tessera Technologies, Inc.	725,984

		17,060,479

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

	Software & Services - 18.9%
194,866	Aspen Technology, Inc.*	$7,387,370
53,200	AVG Technologies N.V.*	1,157,100
14,591	Barracuda Networks, Inc.*	227,328
25,200	BroadSoft, Inc.*	754,992
41,702	CACI International, Inc. Class A*	3,084,697
180,195	Cardtronics, Inc.*	5,892,376
97,017	Cass Information Systems, Inc.	4,766,445
9,866	Cimpress N.V.*	750,901
120,337	comScore, Inc.*	5,553,553
58,700	CSG Systems International, Inc.	1,807,960
44,507	Demandware, Inc.*	2,300,122
60,873	Ellie Mae, Inc.*	4,052,316
107,775	Envestnet, Inc.*	3,230,017
75,280	EPAM Systems, Inc.*	5,609,866
56,918	ePlus, Inc.*	4,500,506
4,500	Euronet Worldwide, Inc.*	333,405
239,409	Everyday Health, Inc.*	2,188,198
154,323	Exlservice Holdings, Inc.*	5,699,148
87,550	Fair Isaac Corp.	7,397,975
458,994	Five9, Inc.*	1,698,278
153,662	Fleetmatics Group Ltd.*	7,543,268
26,800	Gigamon, Inc.*	536,268
34,329	Guidewire Software, Inc.*	1,805,019
139,681	Heartland Payment Systems, Inc.	8,801,300
106,095	HubSpot, Inc.*	4,919,625
19,893	Imperva, Inc.*	1,302,594
58,920	Infoblox, Inc.*	941,542
91,940	j2 Global, Inc.	6,513,949
27,491	Logmein, Inc.*	1,873,787
10,357	Luxoft Holding, Inc.*	655,494
144,163	Manhattan Associates, Inc.*	8,981,355
83,085	Marketo, Inc.*	2,361,276
127,871	MAXIMUS, Inc.	7,615,997
232,606	Model N, Inc.*	2,328,386
16,200	NIC, Inc.	286,902
18,353	Paycom Software, Inc.*	659,056
13,225	Pegasystems, Inc.	325,467
65,776	PTC, Inc.*	2,087,730
77,820	Q2 Holdings, Inc.*	1,923,710
86,802	Qualys, Inc.*	2,470,385
44,900	RetailMeNot, Inc.*	369,976
20,923	Science Applications International Corp.	841,314
9,434	Stamps.com, Inc.*	698,210
33,716	Sykes Enterprises, Inc.*	859,758
12,381	Take-Two Interactive Software, Inc.*	355,706
63,019	Tyler Technologies Corp.*	9,409,367
142,665	Verint Systems, Inc.*	6,155,995
39,204	Web.com Group, Inc.*	826,420
108,042	WebMD Health Corp.*	4,304,393
66,650	WEX, Inc.*	5,787,886
47,929	Wix.com Ltd.*	834,923

		162,769,611

	Technology Hardware & Equipment - 3.2%
20,400	Alliance Fiber Optic Products, Inc.	348,636
97,267	Avid Technology, Inc.*	774,245
106,154	CDW Corp. of Delaware	4,337,452
154,041	Ciena Corp.*	3,191,730
56,872	Cognex Corp.	1,954,691
24,308	DTS, Inc.*	649,024
38,215	FEI Co.	2,791,224
58,663	Infinera Corp.*	1,147,448
27,031	InterDigital, Inc.	1,367,769
182,776	NetScout Systems, Inc.*	6,464,787
148,400	Quantum Corp.*	103,479

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

69,450	Rogers Corp.*		$3,693,351
82,052	Sonus Networks, Inc.*		469,337
18,600	Universal Display Corp.*		630,540

			27,923,713

	Telecommunication Services - 0.5%
168,300	Cincinnati Bell, Inc.*		525,096
36,800	IDT Corp. Class B		526,240
43,819	Inteliquent, Inc.		978,478
404,850	Vonage Holdings Corp.*		2,380,518

			4,410,332

	Transportation - 1.7%
10,500	Alaska Air Group, Inc.		834,225
5,800	Allegiant Travel Co.		1,254,250
162,432	Celadon Group, Inc.		2,602,161
16,300	Covenant Transportation Group, Inc. Class A*		292,911
54,900	Hawaiian Holdings, Inc.*		1,354,932
21,200	JetBlue Airways Corp.*		546,324
118,482	Marten Transport Ltd.		1,915,854
7,975	Matson, Inc.		306,958
305,713	Swift Transportation Co.*		4,591,809
22,100	Werner Enterprises, Inc.		554,710

			14,254,134

	Total Common Stocks (cost $852,269,970)		831,777,147

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Imperial Holdings, Inc., Expires 4/11/19*(1)(2)		—

	Total Warrants (cost $—)		—

Exchange Traded Funds - 2.3%
	Other Investment Pools & Funds - 2.3%
146,440	iShares Russell 2000 Growth ETF		19,618,567

	Total Exchange Traded Funds (cost $20,874,692)		19,618,567

	Total Long-Term Investments (cost $873,144,662)		851,395,714

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
14,719,253	Federated Prime Obligations Fund		14,719,253

	Total Short-Term Investments (cost $14,719,253)		14,719,253

	Total Investments (cost $887,863,915)^	100.6%	$866,114,967
	Other Assets and Liabilities	(0.6)%	(5,062,551)

	Total Net Assets	100.0%	$861,052,416

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:
	Unrealized Appreciation	$83,902,086
	Unrealized Depreciation	(105,651,034)

	Net Unrealized Depreciation	$(21,748,948)

Hartford SmallCap Growth HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2015, the aggregate fair value of this security was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2014	891	Imperial Holdings, Inc. Warrants	$—

At September 30, 2015, the aggregate value of these securities were $0, which represents 0.0% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Hartford SmallCap Growth HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Fair Valuation Summary The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$7,284,653	$7,284,653	$—	$—
Banks	28,453,988	28,453,988	—	—
Capital Goods	61,344,321	61,344,321	—	—
Commercial & Professional Services	31,591,153	31,591,153	—	—
Consumer Durables & Apparel	39,538,650	39,538,650	—	—
Consumer Services	45,174,226	45,174,226	—	—
Diversified Financials	14,712,356	14,712,356	—	—
Energy	12,775,751	12,775,751	—	—
Food & Staples Retailing	20,216,612	20,216,612	—	—
Food, Beverage & Tobacco	16,101,697	16,101,697	—	—
Health Care Equipment & Services	91,689,775	91,689,775	—	—
Household & Personal Products	1,366,399	1,366,399	—	—
Insurance	14,581,533	14,581,533	—	—
Materials	33,491,180	33,491,180	—	—
Media	725,321	725,321	—	—
Pharmaceuticals, Biotechnology & Life Sciences	120,860,038	120,860,038	—	—
Real Estate	14,848,652	14,848,652	—	—
Retailing	50,602,573	50,602,573	—	—
Semiconductors & Semiconductor Equipment	17,060,479	17,060,479	—	—
Software & Services	162,769,611	162,769,611	—	—
Technology Hardware & Equipment	27,923,713	27,923,713	—	—
Telecommunication Services	4,410,332	4,410,332	—	—
Transportation	14,254,134	14,254,134	—	—
Warrants	—	—	—	—
Exchange Traded Funds	19,618,567	19,618,567	—	—
Short-Term Investments	14,719,253	14,719,253	—	—

Total	$866,114,967	$866,114,967	$—	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford U.S. Government Securities HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 23.2%
	Asset-Backed - Automobile - 2.8%
$4,435,000	Ally Auto Receivables Trust 1.49%, 11/15/2019	$4,445,311
2,595,000	Capital Auto Receivables Asset Trust 2.22%, 01/22/2019	2,625,084
3,430,000	Drive Auto Receivables Trust 2.12%, 06/17/2019(1)	3,428,275
1,240,000	Huntington Automotive Trust 1.07%, 02/15/2018	1,237,572
3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)	3,351,785

		15,088,027

	Asset-Backed - Credit Card - 0.8%
4,180,000	Cabela’s Master Credit Card Trust 0.66%, 07/15/2022(2)	4,148,922

	Asset-Backed - Finance & Insurance - 10.4%
3,385,000	Apidos CLO 1.79%, 04/17/2026(1)(2)	3,365,367
	Ares CLO Ltd.
4,755,000	1.74%, 04/20/2023(1)(2)	4,639,929
3,135,000	1.81%, 04/17/2026(1)(2)	3,118,071
1,205,000	Avalon IV Capital Ltd. 2.14%, 04/17/2023(1)(2)	1,186,322
3,584,167	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	3,628,202
4,085,000	Dryden Senior Loan Fund 1.64%, 04/18/2026(1)(2)	4,039,248
2,000,000	Flatiron CLO Ltd. 2.19%, 07/17/2026(1)(2)	1,966,800
695,000	Ford Credit Floorplan Master Owner Trust 2.32%, 01/15/2019	705,024
3,400,000	ING Investment Management CLO Ltd. 2.19%, 03/14/2022(1)(2)	3,357,500
3,400,000	Limerock CLO 1.79%, 04/18/2026(1)(2)	3,376,540
2,990,000	Magnetite CLO Ltd. 2.25%, 07/25/2026(1)(2)	2,939,768
1,815,000	Nationstar Agency Advance Funding Trust 1.89%, 02/18/2048(1)	1,796,995
1,885,000	Ocwen Freddie Advance Funding 2.06%, 11/15/2045(1)	1,884,849
2,220,000	Ocwen Master Advance Receivables Trust 2.54%, 09/17/2046(1)	2,220,000
3,047,224	SpringCastle America Funding LLC 2.70%, 05/25/2023(1)	3,051,393
	Springleaf Funding Trust
2,890,000	2.41%, 12/15/2022(1)	2,891,237
4,720,000	3.16%, 11/15/2024(1)	4,769,791
1,269,485	Structured Asset Securities Corp. 1.69%, 02/25/2033(2)	1,265,356
3,359,750	TAL Advantage LLC 2.83%, 02/22/2038(1)	3,382,207
1,370,000	Voya CLO Ltd. 1.74%, 07/17/2026(1)(2)	1,357,122

		54,941,721

	Asset-Backed - Home Equity - 0.2%
104,661	Master Asset Backed Securities Trust 2.89%, 05/25/2033(2)	101,231
1,168,552	Morgan Stanley Asset Backed Securities Capital I 1.69%, 11/25/2032(2)	1,152,413

		1,253,644

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

	Commercial Mortgage-Backed Securities - 2.7%
	CSAIL Commercial Mortgage Trust
$2,140,000	3.50%, 06/15/2057	$2,201,371
5,100,000	3.72%, 08/15/2048	5,336,002
2,050,000	FREMF Mortgage Trust 3.95%, 06/25/2047(1)(2)	2,139,524
4,750,000	New Residential Advance Receivables Trust 2.32%, 08/15/2046(1)	4,726,250

		14,403,147

	Whole Loan Collateral CMO - 6.3%
	LSTAR Securities Investment Trust
4,627,301	2.20%, 05/01/2020(1)(2)	4,468,150
4,395,431	2.20%, 08/01/2020(1)(2)	4,322,028
2,515,064	Morgan Stanley Dean Witter Capital I 1.71%, 03/25/2033(2)	2,355,926
2,173,364	Sequoia Mortgage Trust 0.68%, 02/20/2035(2)	2,044,659
	Springleaf Mortgage Loan Trust
2,208,466	1.27%, 06/25/2058(1)(2)	2,206,468
1,917,620	1.57%, 12/25/2059(1)(2)	1,917,101
2,955,203	Thornburg Mortgage Securities Trust 2.24%, 04/25/2045(2)	2,967,482
	Towd Point Mortgage Trust
2,585,000	2.75%, 04/26/2055	2,584,010
3,616,554	3.00%, 03/25/2054(1)(2)	3,606,789
	WaMu Mortgage Pass-Through Certificates
2,131,821	2.16%, 03/25/2033(2)	2,132,680
2,451,635	2.43%, 10/25/2035(2)	2,352,285
2,273,468	Wells Fargo Mortgage Backed Securities Trust 2.61%, 09/25/2033(2)	2,265,008

		33,222,586

	Total Asset & Commercial Mortgage Backed Securities (cost $122,670,178)	123,058,047

U.S. Government Agencies - 54.5%
	FHLMC - 8.9%
5,854,333	0.57%, 04/25/2020(2)	5,855,838
11,233,108	1.57%, 01/25/2022	11,263,820
4,422,155	2.54%, 06/01/2042(2)	4,596,551
6,205,000	3.50%, 11/15/2025	6,687,277
1,600,000	3.50%, 10/01/2045(3)	1,664,750
98,871	4.50%, 12/01/2018	102,428
8,050	5.50%, 06/01/2034	8,920
69,107	5.50%, 10/01/2035	76,743
119,588	5.50%, 04/01/2037	132,454
1,452,902	5.50%, 12/01/2037	1,607,956
515,630	5.50%, 04/01/2038	571,320
34,129	5.50%, 05/01/2038	37,800
2,855,992	5.50%, 08/01/2038	3,162,896
15,320	5.50%, 08/01/2038	17,270
5,634	5.50%, 12/01/2039	6,239
1,000,000	5.50%, 10/01/2045(3)	1,108,672
73,774	6.00%, 10/01/2021	82,879
97,179	6.00%, 10/01/2022	109,228
115,787	6.00%, 01/01/2028	131,563
42,075	6.00%, 04/15/2028	47,431
73,985	6.00%, 05/15/2028(4)	84,478
79,006	6.00%, 11/15/2028	89,624
6,473	6.00%, 11/15/2028	7,373
157,801	6.00%, 12/15/2028	178,875
224,030	6.00%, 01/15/2029	253,175
110,250	6.00%, 01/15/2029	126,034
46,005	6.00%, 02/15/2029	52,569
32,469	6.00%, 02/15/2029	36,911
84,351	6.00%, 03/15/2029	95,256

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

$53,723	6.00%, 05/15/2029	$61,182
14,024	6.00%, 06/15/2029	15,996
3,699	6.00%, 03/15/2031	4,216
139,421	6.00%, 04/15/2031	158,323
16,524	6.00%, 04/15/2031	18,764
76,129	6.00%, 10/15/2031	87,980
85,090	6.00%, 12/01/2031	96,850
558,841	6.00%, 12/15/2031(4)	634,784
677,859	6.00%, 12/15/2031	769,309
27,696	6.00%, 05/15/2032	31,214
1,612,852	6.00%, 06/15/2032	1,821,900
39,198	6.00%, 09/15/2032	44,638
1,270,684	6.00%, 09/15/2032	1,447,004
125,584	6.00%, 10/15/2032	143,828
958	6.00%, 11/01/2032	1,095
87,736	6.00%, 11/15/2032	99,712
16,472	6.00%, 04/01/2033	18,524
27,895	6.00%, 09/01/2034	31,756
18,820	6.50%, 02/01/2017	19,360
11,118	6.50%, 04/01/2028	12,711
501,420	6.50%, 08/15/2028	561,317
1,401,264	6.50%, 05/15/2032	1,623,753
165,861	6.50%, 08/01/2032	193,002
28,556	6.50%, 09/01/2032	32,646
354,094	6.50%, 09/01/2032	410,855
29,185	7.00%, 10/01/2026	30,679
3,578	7.00%, 03/01/2027	3,968
3,759	7.00%, 03/01/2027	4,395
4,763	7.00%, 12/01/2027	4,944
1,547	7.00%, 02/01/2029	1,844
1,179	7.00%, 05/01/2029	1,357
2,167	7.00%, 09/01/2029	2,478
823	7.00%, 02/01/2031	998
133,299	7.00%, 04/01/2032	160,499
64,074	7.00%, 05/01/2032	66,112
89,685	7.00%, 06/01/2032	105,956
150,259	7.00%, 11/01/2032	179,316
4,719	7.50%, 05/01/2024	5,523
842	7.50%, 06/01/2024	855
2,223	7.50%, 06/01/2025	2,383
743	8.00%, 08/01/2024	832
260	8.00%, 08/01/2024	267
4,904	8.00%, 08/01/2024	5,055
502	8.00%, 08/01/2024	562
5,973	8.00%, 09/01/2024	6,300
933	8.00%, 10/01/2024	948
8,479	8.00%, 10/01/2024	8,988
229	8.00%, 10/01/2024	259
453	8.50%, 10/01/2024	455
4,416	10.00%, 11/01/2020	4,475

		47,136,497

	FNMA - 36.2%
8,184,757	1.49%, 03/01/2018	8,267,049
3,545,000	2.22%, 10/01/2022	3,580,054
1,800,835	2.25%, 10/01/2022	1,818,036
6,344,981	2.25%, 10/01/2022	6,395,969
3,570,000	2.31%, 10/01/2022	3,606,149
920,000	2.36%, 06/01/2019	951,642
1,080,000	2.52%, 10/01/2022	1,104,173
2,051,184	2.56%, 01/01/2019	2,129,470
1,554,105	2.65%, 07/01/2019	1,611,935
2,500,000	2.68%, 05/01/2025	2,500,365
1,279,536	2.72%, 05/01/2021	1,339,057
270,017	2.83%, 05/01/2021	284,608
3,674,841	3.00%, 03/01/2043	3,736,096

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

$2,054,696	3.00%, 08/01/2043	$2,088,323
11,635,516	3.00%, 08/01/2043	11,826,192
21,200,000	3.00%, 10/01/2045(3)	21,484,875
63,257	3.05%, 10/01/2020	67,193
7,814,199	3.11%, 10/01/2021	8,278,314
626,770	3.25%, 04/01/2021	673,041
956,281	3.25%, 11/01/2021	1,015,316
298,860	3.27%, 05/01/2021	321,323
328,501	3.39%, 11/01/2020	351,892
276,472	3.41%, 11/01/2020	296,356
231,348	3.50%, 11/01/2020	248,535
944,057	3.50%, 11/01/2021	1,024,228
4,100,000	3.50%, 10/01/2030(3)	4,330,625
1,035,050	3.59%, 09/01/2030	1,103,174
7,606,386	3.74%, 06/01/2018	8,062,950
31,700,000	4.00%, 10/01/2045(3)	33,813,756
2,613,453	4.50%, 10/01/2040	2,840,120
1,167,713	4.50%, 10/01/2041	1,270,312
3,330,732	4.50%, 01/01/2043	3,620,739
1,095,152	4.50%, 09/01/2043	1,191,367
8,500,000	4.50%, 10/01/2045(3)	9,214,133
112,744	5.00%, 08/01/2018	117,157
320,397	5.00%, 10/01/2018	332,986
257,100	5.00%, 06/01/2025	280,215
21,700,000	5.00%, 10/01/2045(3)	23,909,416
43,900	5.50%, 11/01/2016	44,510
37,475	5.50%, 10/01/2017	38,760
30,008	5.50%, 12/01/2017	30,999
157,991	5.50%, 04/01/2018	163,722
100,402	5.50%, 06/01/2018	103,697
8,263	5.50%, 07/01/2018	8,602
1,233,916	5.50%, 08/01/2019	1,312,035
369,776	6.00%, 10/01/2023	416,612
48,686	6.00%, 10/25/2028	54,940
17,668	6.00%, 11/25/2028	19,977
72,429	6.00%, 04/25/2029	81,787
1,079	6.00%, 05/01/2029	1,231
59,217	6.00%, 05/25/2029	66,829
49,906	6.00%, 06/25/2029	56,344
63,483	6.00%, 07/25/2029	71,718
41,240	6.00%, 07/25/2029	46,602
113,627	6.00%, 05/25/2031(4)	128,461
457,618	6.00%, 05/25/2031(4)	520,266
189,082	6.00%, 09/25/2031	215,229
36,881	6.00%, 11/25/2031	41,666
8,589	6.00%, 11/25/2031	9,726
274,298	6.00%, 12/25/2031	312,947
414,080	6.00%, 12/25/2031	474,185
299,034	6.00%, 01/01/2032	336,772
455	6.00%, 04/01/2032	515
593	6.00%, 05/01/2032	676
2,887	6.00%, 09/25/2032	3,217
103,485	6.00%, 11/01/2032	116,699
72,396	6.00%, 02/01/2033	82,548
412,193	6.00%, 03/01/2033	469,521
966,957	6.00%, 05/01/2033	1,103,202
383,597	6.00%, 05/01/2033	436,816
19,743	6.00%, 08/01/2034	22,280
274,891	6.00%, 01/01/2035	312,181
4,599,545	6.00%, 02/01/2037	5,199,494
58	6.50%, 04/01/2024	66
238	6.50%, 04/01/2027	271
19,295	6.50%, 04/01/2028	22,043
333	6.50%, 05/01/2028	381
7,740	6.50%, 10/01/2028	8,842
4,216	6.50%, 10/01/2028	4,816

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

$128,082	6.50%, 11/01/2028	$150,114
80,646	6.50%, 11/01/2028	92,128
21,743	6.50%, 11/01/2028	24,839
116,215	6.50%, 12/01/2028	132,761
594,063	6.50%, 06/25/2029(4)	660,980
408,254	6.50%, 08/01/2029	466,379
23	6.50%, 09/01/2029	27
985	6.50%, 11/01/2030	1,125
8,469	6.50%, 05/01/2031	9,747
308,808	6.50%, 10/25/2031	349,909
1,575,858	6.50%, 08/01/2032	1,815,611
258,912	6.50%, 08/01/2032	295,775
58,068	6.50%, 09/01/2032	66,335
341	7.00%, 03/01/2016	343
186	7.00%, 04/01/2016	188
134	7.00%, 08/01/2016	136
348	7.00%, 06/01/2017	352
24,936	7.00%, 06/01/2017	25,234
1,240	7.00%, 11/01/2031	1,423
379	7.00%, 12/01/2031	396
241,223	7.00%, 02/01/2032	293,868
81,274	7.00%, 02/01/2032	88,586
13,200	7.50%, 06/01/2023	15,224
2,968	8.00%, 10/01/2029	3,515
126	8.00%, 03/01/2030	130
9,546	8.00%, 04/01/2030	11,780
51	8.00%, 04/01/2030	54
36	8.00%, 06/01/2030	36
24,660	8.00%, 10/01/2030	29,809
28,929	8.00%, 12/01/2030	33,856
639	8.50%, 04/01/2017	661
292	9.00%, 08/01/2020	321
704	9.00%, 09/01/2021	782
22,446	9.00%, 09/01/2021	22,805

		192,023,555

	GNMA - 9.4%
39,486,106	3.50%, 07/20/2045	41,441,799
1,436,307	5.00%, 01/20/2034	1,597,800
1,616,273	5.50%, 09/20/2033	1,768,923
705,018	6.00%, 01/15/2033	814,449
165,361	6.00%, 02/15/2033	188,489
277,366	6.00%, 02/15/2033	311,633
60,417	6.50%, 12/15/2028	69,646
44,833	6.50%, 05/15/2029	52,540
683,691	6.50%, 05/16/2031	799,037
61,839	6.50%, 09/15/2031	71,493
266,748	6.50%, 10/15/2031	305,861
287,654	6.50%, 11/15/2031	329,832
42,246	6.50%, 11/15/2031	48,514
109,114	6.50%, 11/15/2031	125,114
197,557	6.50%, 01/15/2032	227,172
183,497	6.50%, 01/15/2032	210,403
21,058	7.00%, 06/20/2030	23,043
23,628	7.00%, 05/15/2032	28,781
49,337	7.00%, 07/15/2032	56,225
90,676	7.00%, 09/15/2032	96,122
38,803	7.00%, 09/15/2032	45,123
753,193	7.00%, 10/15/2032	890,337
2,509	7.50%, 04/15/2022	2,519
4,542	7.50%, 01/15/2023	4,602
323	7.50%, 05/15/2023	346
727	7.50%, 05/15/2023	804
6,812	7.50%, 06/15/2023	7,501
828	7.50%, 07/15/2023	836
1,081	7.50%, 07/15/2023	1,085

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

$974	7.50%, 08/15/2023		$1,074
1,230	7.50%, 08/15/2023		1,269
192	7.50%, 08/15/2023		202
3,832	7.50%, 08/15/2023		3,847
10,810	7.50%, 08/15/2023		10,853
2,522	7.50%, 08/15/2023		2,769
7,983	7.50%, 09/15/2023		8,068
5,563	7.50%, 10/15/2023		6,147
10,427	7.50%, 10/15/2023		10,857
20,354	7.50%, 11/15/2023		22,228
3,980	7.50%, 11/15/2023		4,053
319	7.50%, 11/15/2023		323
2,356	7.50%, 12/15/2023		2,383
7,958	7.50%, 12/15/2023		8,358
10,747	7.50%, 02/15/2024		11,248
3,102	7.50%, 04/15/2024		3,169
233	7.50%, 05/15/2024		257
2,580	7.50%, 05/15/2024		2,580
92,804	7.50%, 07/15/2027		104,644
61,095	7.50%, 04/20/2030		71,909
128	8.50%, 09/15/2019		128
10,544	8.50%, 09/15/2024		12,008
1,303	8.50%, 06/15/2029		1,398
196	8.50%, 09/15/2029		196
6,659	8.50%, 10/15/2029		7,259
2,901	8.50%, 01/15/2030		3,373
9,011	8.50%, 02/15/2030		9,149
994	8.50%, 03/15/2030		1,083

			49,830,861

	Total U.S. Government Agencies (cost $284,201,333)		288,990,913

U.S. Government Securities - 33.7%
	Other Direct Federal Obligations - 23.2%
	FHLB - 23.2%
16,335,000	1.75%, 12/14/2018		16,666,993
4,825,000	1.88%, 08/01/2019		4,918,364
20,665,000	4.13%, 03/13/2020		23,064,578
26,000,000	5.25%, 12/09/2022		31,312,788
45,500,000	5.38%, 05/18/2016		46,943,578

			122,906,301

	U.S. Treasury Securities - 10.5%
	U.S. Treasury Notes - 10.5%
9,426,675	0.13%, 04/15/2020(5)		9,365,920
45,485,000	1.50%, 01/31/2019		46,168,458

			55,534,378

	Total U.S. Government Securities (cost $173,839,652)		178,440,679

	Total Long-Term Investments (cost $580,711,163)		590,489,639

Short-Term Investments - 6.6%
	Other Investment Pools & Funds - 6.6%
35,220,311	Fidelity Money Market Class 1		35,220,311

	Total Short-Term Investments (cost $35,220,311)		35,220,311

	Total Investments (cost $615,931,474)^	118.0%	$625,709,950

	Other Assets and Liabilities	(18.0)%	(95,286,365)

	Total Net Assets	100.0%	$530,423,585

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
	Unrealized Appreciation	$10,481,588
	Unrealized Depreciation	(703,112)

	Net Unrealized Appreciation	$9,778,476

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2015, the aggregate value of these securities was $83,137,711, which represents 15.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2015.
(3)	Represents or includes a TBA transaction.
(4)	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at September 30, 2015
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	291	12/21/2015	$37,103,424	$37,461,703	$358,279
U.S. Treasury Long Bond Future	19	12/21/2015	2,957,217	2,989,531	32,314

Total					$390,593

Short position contracts:
U.S. Treasury 2-Year Note Future	14	12/31/2015	$3,063,348	$3,066,437	$(3,089)
U.S. Treasury 5-Year Note Future	96	12/31/2015	11,510,305	11,569,500	(59,195)

Total					$(62,284)

Total futures contracts					$328,309

TBA Sale Commitments Outstanding at September 30, 2015
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 5.50%	$5,800,000	10/01/2045	$6,430,297	$16,766
FNMA, 3.50%	13,650,000	10/01/2045	14,239,082	(92,606)
Total			$20,669,379	$(75,840)

At September 30, 2015, the aggregate market value of these securities represents (3.9)% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued) September 30, 2015 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund

Schedule of Investments September 30, 2015 (Unaudited)

Fair Valuation Summary The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Asset & Commercial Mortgage Backed Securities	$123,058,047	$—	$114,485,048	$8,572,999
U.S. Government Agencies	288,990,913	—	288,990,913	—
U.S. Government Securities	178,440,679	—	178,440,679	—
Short-Term Investments	35,220,311	35,220,311	—	—
Futures Contracts(2)	390,593	390,593	—	—

Total	$626,100,543	$35,610,904	$581,916,640	$8,572,999

Liabilities
Futures Contracts(2)	$(62,284)	$(62,284)	$—	$—
TBA Sale Commitments	(20,669,379)	—	(20,669,379)	—

Total	$(20,731,663)	$(62,284)	$(20,669,379)	$—

(1) For the nine-month period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended September 30, 2015:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$15,253,099	$15,253,099
Purchases	8,962,047	8,962,047
Sales	(1,627,238)	(1,627,238)
Accrued discounts/(premiums)	3,156	3,156
Total realized gain/(loss)	(67,829)	(67,829)
Net change in unrealized appreciation/depreciation	(117,137)	(117,137)
Transfers into Level 3(1)	—	—
Transfers out of Level 3(1)	(13,833,099)	(13,833,099)
Ending balance	$8,572,999	$8,572,999

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at September 30, 2015 was $(117,137)

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).
Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held a Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of Hartford HLS Series II, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of the Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 24, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 24, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 24, 2015	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller